Transactions with related parties	12 Months Ended
Dec. 31, 2019
Transactions with related parties [Abstract]
Transactions with related parties

39.  Transactions with related parties

Related-party transactions (direct and indirect) are disclosed according to IAS 24, the Organization has a Transaction Policy with related parties. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

	R$ thousand
	Controllers (1)		Associates and Jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31
	2019	2018	2019	2018	2019	2018	2019	2018
Assets
Loans and advances to banks	-	-	577,906	585,191	-	-	577,906	585,191
Securities and derivative financial instruments	20,721	16,015	287,849	19,267	-	-	308,570	35,282
Other assets	9	9	109,766	326,762	88,750	49,244	198,525	376,015
Liabilities
Customer and financial institution resources	2,137,714	2,899,619	3,181,766	1,098,865	393,475	120,586	5,712,955	4,119,070
Securities and subordinated debt securities	13,697,802	8,569,271	-	-	891,211	797,182	14,589,013	9,366,453
Other liabilities (4)	217,765	1,541,011	11,672,903	10,101,886	6,735	5,484	11,897,403	11,648,381

	R$ thousand
	Controllers (1)			Associates and Jointly controlled companies (2)			Key Management Personnel (3)			Total
	Years ended December 31
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Revenues and expenses
Net interest income	(857,937)	(778,829)	(887,059)	(6,508)	(11,814)	40,671	(58,353)	(55,045)	(84,818)	(922,798)	(845,688)	(931,206)
Other revenues	105	334	-	342,793	315,832	441,381	359	247	-	343,257	316,413	441,381
Other expenses	54,471	50,745	(2,652)	(1,899,818)	(2,635,494)	(289,100)	288,187	323,130	-	(1,557,160)	(2,261,619)	(291,752)

(1) Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A. and Nova Cidade de Deus Participações S.A.;

(2) Companies listed in Note 26;

(3) Members of the Board of Directors and the Board of Executive Officers; and

(4) Includes interest on equity and dividends payable.

a)     Remuneration of key management personnel

The following is established each year at the Annual Shareholders' Meeting:

•       The annual total amount of management compensation, set forth at the Board of Directors' Meeting, to be paid to Board members and members of the Board of Executive Officers, as determined by the Company's Bylaws; and

•       The amount allocated to finance Management pension plans, within the Employee and Management pension plan of the Bradesco Organization.

For 2019, the maximum amount of R$866,448 thousand was determined for the remuneration of the Directors, and part of this refers to the social security contribution to the INSS, which is an obligation of the Organization, and R$484,895 thousand to cover supplementary pension plan defined contributions.

The current policy on Management compensation sets forth that 50% of net variable compensation, if any, must be allocated to the acquisition of PNB shares issued by BBD Participações S.A. and/or PN shares issued by Banco Bradesco S.A., which vest in three equal, annual and successive installments, the first of which is in the year following the payment date. This procedure complies with CMN Resolution No. 3,921/10, which sets forth a Management compensation policy for financial institutions.

Short-term benefits for Management

	R$ thousand
	Years ended December 31
	2019	2018	2017
Salaries	852,862	485,949	456,262
Total	852,862	485,949	456,262

Post-employment benefits

	R$ thousand
	Years ended December 31
	2019	2018	2017
Defined contribution supplementary pension plans	468,079	474,378	473,663
Total	468,079	474,378	473,663

The Organization has no long-term benefits or for the termination of employment contracts or for remuneration based on shares for its key Management personnel.

Other information

a)     Under current law, financial institutions are not allowed to grant loans or advances to:

(i)      Officers and members of the advisory, administrative, fiscal or similar councils, as well as to their respective spouses and family members up to the second degree;

(ii)     Individuals or corporations that own more than 10% of their capital; and

(iii)    Corporations in which the financial institution itself, any officers or Management of the institution, as well as their spouses and respective family members up to the second degree own more than 10% of equity.

Therefore, no loans or advances are granted by the financial institutions to any subsidiary, members of the Board of Directors or the Board of Executive Officers and their relatives.

b)  Equity participation

Together directly, members of the Board of Directors and the Board of the Executive Officers had the following shareholding in Bradesco:

	On December 31
	2019	2018
Common shares	0.55%	0.55%
Preferred shares	1.04%	1.07%
Total shares (1)	0.79%	0.81%

(1) On December 31, 2019, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.48% of common shares, 1.07% of preferred shares and 1.78% of all shares (2018 - 2.60% of common shares, 1.11% of preferred shares and 1.85% of all shares).